Operating Revenues - Summary of Operating Revenue by Source of Revenue Stream (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenue
Operating revenue	$ 473,792	$ 406,481	$ 332,495
Unigas Pool [Member]
Operating revenue
Operating revenue	46,345	27,004	0
Time Charters [Member]
Operating revenue
Operating revenue	245,645	190,420	177,762
Time Charters [Member] | Luna Pool Agency Limited [Member]
Operating revenue
Operating revenue	0	1,283	606
Voyage Charters [Member]
Operating revenue
Operating revenue	159,701	162,502	141,903
Voyage Charters [Member] | Luna Pool Agency Limited [Member]
Operating revenue
Operating revenue	$ 22,101	$ 25,272	$ 12,224